Impairment of Assets and Assets Held for Sale - Summary of Impairment Loss Recorded in Relation to Property,Plant and Equipment (Details) - Mar. 31, 2021 - Rooftop Subsidiaries [Member]
₨ in Millions, $ in Millions
		INR (₨)	USD ($)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Carrying value of Property Plant and Equipment		₨ 3,020	$ 41.3
Fair Value	[1]	2,363	32.3
Impairment loss		₨ 657	$ 9.0

[1]	Fair value is calculated after adjustment for the expected timing of the proceeds from the sale and other costs related to the Rooftop Sale Agreement amounting to INR 55 million (US$ 0.8 million).